NOTE 9 – INCOME TAXES	5 Months Ended
May 31, 2013
Schedule of Investments [Abstract]
NOTE 9 – INCOME TAXES

NOTE 9 – INCOME TAXES

At December 31, 2012 and 2011 deferred tax assets consist of the following: $315,000 and $300,000 which are offset by a valuation allowance of $315,000 and $300,000 respectively.

The Company has established a valuation allowance equal to the full amount of the deferred tax asset primarily due to uncertainty in the utilization of the net operating loss carry forwards.

As of December 31, 2012, the effective tax rate is lower than the statutory rate due to net operating losses.

The estimated net operating loss carry forwards of approximately $925,000 begin to expire in 2028 for both federal and state purposes.